Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	June 30,
	2024	2025
		(Unaudited)
Mold and tooling	7,108,020	9,250,807
Production facilities	6,845,010	9,045,133
Charging & battery swap equipment	7,761,253	8,617,932
Leasehold improvements	6,124,611	6,365,822
Construction in process	3,616,078	2,064,631
Computer and electronic equipment	1,922,333	1,923,728
Corporate vehicles	1,949,132	1,839,294
R&D equipment	1,635,821	1,671,450
Purchased software	1,349,419	1,369,918
Buildings and constructions	913,281	914,360
Subscription vehicles	799,846	818,976
Others	1,429,868	1,610,647
Subtotal	41,454,672	45,492,698
Less: Accumulated depreciation	(15,559,399)	(18,684,876)
Less: Accumulated impairment	(2,369)	(2,711)
Total property, plant and equipment, net	25,892,904	26,805,111